Offerings - Offering: 1	May 08, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock ($0.01 par value)
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit | $ / shares	157.66
Maximum Aggregate Offering Price	$ 63,064,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,655.1
Offering Note
1.
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

2.
Consists of an additional 400,000 shares of common stock, $0.01 par value, (the “Common Stock”) of Enpro Inc. (the “Registrant”) issuable under the Enpro Inc. 2020 Equity Compensation Plan (as amended and restated effective April 30, 2025) (the “Plan”) pursuant to the terms of the Plan.

3.
In accordance with Rule 457(h)(1) of the Securities Act, the price for the shares is computed on the basis of the average high and low prices for the common stock of Enpro Inc. on May 2, 2025 as reported on the New York Stock Exchange, which is $157.66.

4.	The Registrant does not have any fee offsets.